Note 18 - Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended December 31,
	2022	2021	2020
Service charges on deposit accounts	$1,232	$1,090	$1,102
Gain on sale of loans (1)	1,870	13,468	24,139
Net securities gains (losses) (1)	(114)	(16)	289
Change in fair value of mortgage servicing rights (1)	437	295	(293)
Increase in cash surrender value of life insurance (1)	1,166	402	368
Credit and debit card interchange fees	1,788	1,806	1,514
Wealth management	480	420	319
Net loan servicing fees (1)	550	512	262
Other non-interest income (expense)	2,545	(631)	(700)
Total non-interest income	$9,954	$17,346	$27,000